Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 4,103,067	$ (501,295)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	94,168	87,289
Shares issued for services	6,125
Change in fair value of warrant liability	397,553
Change in fair value of earnout shares liability	(18,731,514)
Stock issued for forbearance fee	13,226,926
Change in assets and liabilities:
Prepaid expenses	(801,386)
Other receivables	17,224	(15,000)
Accounts payable and accrued expenses	41,893	11,844
Accrued expenses - related party	(88,350)	(120,083)
Accrued interest payable - related party	57,795	22,064
Net cash used in operating activities	(1,676,499)	(515,181)
Cash flows from investing activities:
Cash acquired with merger	2,537
Acquisition cots	(361,643)
Net cash used in investing activities	(359,106)
Cash flows from financing activities:
Proceeds from notes payable to related party	500,000	821,941
Repayment of notes payable to related party	(123,972)	(61,957)
Repayment of due to investor	(1,000,000)
Proceeds from convertible notes payable	2,600,000
Proceeds from financing payable	663,582
Repurchase of common stock to cancel		(141,000)
Proceeds from sale of common stock	25,000
Net cash provided by financing activities	2,664,610	618,984
Net change in cash	629,005	103,803
Cash at beginning of period	106,809	3,006
Cash at end of period	735,814	106,809
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for taxes	200
Supplemental non-cash information
Net assets and liabilities assumed in the merger	(25,236,215)
Conversion of preferred series A stock into common stock		510
Conversion of preferred series B stock into common stock		10,000
Common shares cancelled per forfeiture agreement	85
Common shares cancelled for reimbursement of expenses		208,433
Common shares issued for note extension with related party	35,000
Renegotiated notes payable		487,500
Discounts on notes payable applied directly against accumulated deficit	$ 14,087	$ 44,077